Acquisitions	12 Months Ended
Dec. 31, 2013
Acquisitions
Note 3.	Acquisitions

2013 Acquisitions

Purchase of the business of Angle Labs

On January 28, 2013, AVG Netherlands B.V. and OpenInstall, Inc. acquired the assets and liabilities of Angle Labs, a mobile application developer based in the United States. The results of operations from the acquired Angle Labs business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Angle Labs is not material to the Company’s financial results and therefore is not included. AVG incurred acquisition-related transaction costs of $55 which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$50
Intangible assets(1)	3,170
Goodwill	—

Total purchase consideration	$3,220

(1)	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$2,865
Deferred purchase consideration(2)	355

$3,220

(2)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

At the time of acquisition AVG also entered into employment agreement with an employee of Angle Labs. The employment agreement included an incentive compensation arrangement for this employee for up to a maximum of $350 of payments contingent upon this employee providing continued service to AVG for twelve months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the year ended December 31, 2013, AVG recorded a compensation expense of $350, which was included in research and development expenses.

Purchase of the business of PrivacyChoice LLC

On May 14, 2013, AVG Netherlands B.V. acquired certain assets and liabilities from PrivacyChoice LLC (“PrivacyChoice”), a technology company based in the United States that has developed and provides privacy-related online services used by consumers and businesses. The results of operations from the acquired business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for PrivacyChoice was not material to AVG’s financial results and was therefore not included. AVG incurred acquisition-related transaction costs of $66 which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$3,480
Goodwill(2)	360

Total purchase consideration	$3,840

(1)	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of PrivacyChoice technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,200
Deferred purchase consideration(3)	640

$3,840

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

At the time of acquisition AVG also entered into employment agreements with certain employees of PrivacyChoice. The employee agreements included an incentive compensation arrangement for these employees for up to a maximum of $2,560 of payments contingent upon these employees providing continued service to AVG and achieving certain technical milestones within twelve months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the year ended December 31, 2013, AVG recorded a compensation expense of $1,600, which was included in research and development expenses.

Purchase of the business of LPI Level Platforms Inc.

On June 28, 2013, AVG Netherlands B.V. and AVG Technologies Canada Inc. acquired certain assets and liabilities from LPI Level Platforms Inc. (“LPI”), a remote monitoring and management software company based in Canada. The results of operations of the acquired LPI business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for LPI is not material to AVG’s financial results and therefore is not included. AVG incurred acquisition-related transaction costs of $302 which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$1,001
Intangible assets(1)	19,310
Goodwill(2)	3,513
Deferred tax liability	(406)

Total purchase consideration	$23,418

(1)	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of LPI’s technology with the Company’s existing solutions and LPI’s workforce.

Components of consideration:
Cash consideration paid	$20,130
Deferred purchase consideration(3)	3,288

$23,418

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Purchase of the business of ASR Technologies AB

On September 2, 2013, AVG Netherlands B.V. acquired certain assets from Swedish company ASR Technologies AB, Alma Orucevic-Alagic and Amir Alagic (collectively “ASR”). The results of operations of the acquired ASR business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for ASR is not material to AVG’s financial results and therefore is not included. AVG incurred acquisition-related transaction costs of $45 which were recorded in general and administrative expenses.

The net assets acquired in the transaction were provisionally determined as follows:

Intangible assets(1)	$2,341
Goodwill	—

Total purchase consideration	$2,341

(1)	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$1,491
Deferred purchase consideration(2)	850

$2,341

(2)	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.

At the time of acquisition AVG also engaged ASR to complete certain technical milestones. The acquisition agreement included an incentive compensation arrangement for ASR for up to a maximum of $459 of payments contingent upon achieving these technical milestones within nine months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the year ended December 31, 2013, AVG recorded an incentive compensation expense of $204, which was included in research and development expenses.

2012 Acquisitions

Purchase of OpenInstall, Inc.

On January 13, 2012, AVG Technologies USA, Inc. acquired 100% of the outstanding shares of OpenInstall, Inc. (“OpenInstall”), a technology company based in the United States that provides a cloud-based software installation platform that allows for more efficient distribution of software products, provides related analytics and is complementary to AVG’s secure search, performance optimization and other software offerings. The results of operations from the acquired business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for OpenInstall was not material to the Company’s financial results and was therefore not included. The Company recorded acquisition-related transaction costs of $468, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$41
Intangible assets(2)	3,265
Deferred tax liabilities	(1,216)
Goodwill(3)	3,559

Total purchase consideration	$5,649

(1)	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
(2)	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of OpenInstall technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,049
Deferred purchase consideration(4)	1,600

$5,649

(4)	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.

At the time of acquisition the Company also entered into employment agreements with certain employee shareholders of OpenInstall, which include an incentive compensation arrangement for up to a maximum of $22.5 million of payments contingent upon achieving certain profit targets over three years and a retention compensation of $2.5 million in cash over two years. Such payments are accounted for as compensation expense in the periods earned. During the financial year 2013, the Company recorded a total compensation expense of $685, as compared with $2,870 in 2012, which was included in research and development expenses.

Purchase of Crossloop, Inc.

On July 6, 2012, the Company acquired the assets of Crossloop, Inc. (“Crossloop”), a Delaware corporation engaged in the business of offering software applications for desktop sharing and connecting computer users with service providers. The results of operations from the acquired Crossloop business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Crossloop was not material to the Company’s financial results and was therefore not included. The Company recorded acquisition-related transaction costs of $147, which were included in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$600
Goodwill	—

Total purchase consideration	$600

(1)	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.

Components of consideration:
Cash consideration paid	$500
Cash consideration expected to be paid in earn-out payment(2)	100

$600

(2)	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions. During financial year 2013, the Company paid earn out payments classified as contingent consideration of $50. In addition, the Company revised its estimate regarding the expected earn out payment, which resulted in a release of $50 to general and administrative expenses.

Purchase of Avalanche

On October 1, 2012, AVG Technologies AU Pty Ltd and AVG Ecommerce CY Ltd entered into an asset purchase agreement to acquire certain assets and liabilities and the on-going distribution activities of AVG products in the Australian and Pacific region from AVG (AU/NZ) PTY LTD, Avalanche Technology Group Pty Ltd and Coreen Investments Pty Ltd (collectively “Avalanche”). The results of operations from the acquired Avalanche business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Avalanche was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $313, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$672
Intangible assets(2)	3,974
Goodwill(3)	5,647

Total purchase consideration	$10,293

(1)	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
(2)	Intangible assets included customer lists of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Avalanche distribution network.

Components of consideration:
Cash consideration paid	$7,450
Cash consideration expected to be paid in earn-out payment(4)	2,843

$10,293

(4)	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value at acquisition date of the performance earn-out was $2,843. During financial year 2013, the Company paid earn-out payments classified as contingent consideration of $2,250. In addition, the Company revised its estimate regarding the expected earn-out payment 2013 to the capped amount. This resulted in an additional charge of $532 in the year ended December 31, 2013.

2011 Acquisitions

Purchase of DroidSecurity Ltd.

On January 4, 2011, the Company acquired 100% of the outstanding shares of DroidSecurity Ltd. (“Droid”), an Israeli producer of anti-virus software for Android devices. The results of operations of Droid were included in the consolidated statements of comprehensive income since the date of acquisition. Supplemental pro forma information for Droid was not material to the Company’s financial results and was therefore not included. For financial year 2011, the Company recorded acquisition-related transaction costs of $202, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(297)
Intangible assets(2)	1,104
Goodwill(3)	4,782

Total purchase consideration	$5,589

(1)	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
(2)	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Droid software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,400
Cash consideration expected to be paid in earn out payments(4)	1,189

$5,589

(4)	Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011, 2012 and 2013, the Company paid in earn out payments classified as contingent consideration $738, $546 and $348, respectively. In addition the Company recorded compensation expense of $1,142, $2,461 and $2,050, respectively. The increase in 2012 compared to 2011 was a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.

Purchase of iMedix Web Technologies Ltd.

On May 18, 2011, the Company acquired 100% of the outstanding shares of iMedix Web Technologies Ltd. (“iMedix”), a software developer based in Israel. The results of operations of iMedix were included in the consolidated statements of comprehensive income since the date of acquisition. Supplemental pro forma information for iMedix was not material to the Company’s financial results and was therefore not included. For financial year 2011, the Company recorded acquisition-related transaction costs of $309, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(1,262)
Intangible assets(2)	3,634
Goodwill(3)	3,300

Total purchase consideration	$5,672

(1)	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
(2)	Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of iMedix software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,761
Deferred purchase consideration(4)	1,911

$5,672

(4)	The purchase consideration was deferred for the period of 12 months after the acquisition date and served as a security for the indemnification obligations of the selling shareholders. During financial year 2012, the Company paid $1,900 of deferred purchase consideration.

At the time of acquisition the Company also entered into employment agreements with certain employees of iMedix, which included an incentive and retention compensation arrangement. These employees are entitled to a special bonus based on certain percentage of revenues achieved over three years. Such payments are accounted for as compensation expense in the periods earned. During the financial years 2011, 2012 and 2013, the Company recorded compensation expenses of $1,697, $2,697 and $1,822, respectively, which were included in research and development expenses.

Purchase of TuneUp Software GmbH

On August 19, 2011, AVG Technologies GER GmbH acquired 100% of the voting interest in TuneUp Software GmbH (“TuneUp”), a Germany-based provider of intelligent software tools that enable users to optimize use of their operating systems and programs. The results of operations of TuneUp were included in the consolidated statements of comprehensive income since the date of acquisition. For financial year 2011, the Company incurred acquisition-related transaction costs of $1,817, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising at acquisition, were determined as follows:

	Carrying value	Fair value adjustments	Fair value
Assets acquired:
Cash and cash equivalents(1)	$2,567	$—	$2,567
Trade accounts receivable, net	829	—	829
Inventories	74	—	74
Prepaid expenses and other current assets	826	644	1,470
Property and equipment, net	815	—	815
Intangible assets(2)	28	17,062	17,090
Goodwill(3)	—	29,195	29,195

Total assets acquired	5,139	46,901	52,040
Liabilities assumed:
Accounts payable	658	—	658
Accrued and other liabilities	1,854	—	1,854
Deferred revenues	14,941	(13,784)	1,157
Deferred taxes	—	3,351	3,351

Total liabilities assumed	17,453	(10,433)	7,020

Net assets acquired	$(12,314)	$57,334	$45,020

Components of consideration:
Cash consideration paid(4)			$34,430
Cash consideration expected to be paid in earn out payments(4)			10,590

			$45,020

(1)	Included in cash consideration paid was €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.
(2)	Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of TuneUp software with the Company’s existing solutions.
(4)	Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012 and a payment of €1.1 million ($1.4 million) in the financial year 2013.

As part of the acquisition and apart from the contingent cash consideration above, the former owners of TuneUp were due to receive shares of AVG with a total value of €11.5 million or $16.5 million subject to their continued employment with the Company and other vesting conditions. The Company has been recognizing these share-based compensation expenses over a four-year vesting period. On December 20, 2012, the Company entered into a modification of this agreement as further described in Note 22.

Pro forma effect of TuneUp acquisition

The following unaudited pro forma financial information presents the Company’s combined results with TuneUp as if the acquisition had occurred at the beginning of 2011.

Year Ended December 31,
2011
Pro forma net revenue	$281,506
Pro forma net income	$98,277

The amounts of net revenue and net loss of TuneUp included in the Company’s consolidated statement of comprehensive income from the acquisition date to December 31, 2011 were $1,234 and $5,027, respectively.

The above unaudited pro forma financial information includes an adjustment for amortization of identifiable intangible assets that were acquired of $1.8 million, an adjustment for incremental share-based compensation expense resulting from issuance of AVG shares to the sellers of TuneUp of $1.2 million, and an adjustment to eliminate the acquisition related costs incurred of $2.7 million in the historic statements of comprehensive income, in each case for financial year 2011. The related tax effect of the adjustments was included in the preparation of the above unaudited pro forma financial information. No effect has been given to cost reductions or synergies in this presentation. In management’s opinion, the unaudited pro forma combined net revenue and net income are not indicative of the actual results that would have occurred had the acquisition been consummated at the beginning of 2011, nor are they indicative of future results of the combined companies.

Purchase of AVG Distribution Switzerland AG

On October 31, 2011, AVG Technologies Holdings B.V. purchased 100% of the shares of AVG Distribution Switzerland AG (“AVG DACH”), a Switzerland-based distributor of AVG products in Germany, Austria and Switzerland for €3.9 million ($5.4 million) and settled its pre-existing agency and distribution agreements with AVG DACH for €2.6 million ($3.7 million), in cash. The results of operations of AVG DACH were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for AVG DACH was not material to the Company’s financial results and was therefore not included . For financial year 2011, the Company incurred acquisition-related transaction costs of $70, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$(598)
Intangible assets(2)	4,741
Goodwill(3)	1,295

Total purchase consideration	$5,438

(1)	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.
(2)	Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of AVG DACH distribution network.

Components of consideration:
Cash consideration paid	$5,438

$5,438

Purchase of Bsecure

On October 26, 2011, AVG Technologies CY Limited and AVG Exploit Prevention Labs, Inc. entered jointly into an asset purchase agreement to acquire certain assets and liabilities from Bsecure Solutions, Inc., Bsecure Technologies, Inc., Bsecure Online, Inc., Bsecure Development, Inc. and Joseph Gregory (“Bsecure”), a U.S.-based provider of application service offerings featuring Internet filtering and/or cloud-based management of information technology solutions. The results of operations from the acquired Bsecure business were included in the consolidated statements of comprehensive income from the date of acquisition, November 23, 2011. Supplemental pro forma information for Bsecure was not material to the Company’s financial results and was therefore not included. For financial year 2011, the Company incurred acquisition-related transaction costs of $355, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$584
Intangible assets(2)	4,510
Goodwill(3)	1,445

Total purchase consideration	$6,539

(1)	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
(2)	Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Bsecure technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,799
Cash consideration expected to be paid in earn out payments(4)	$1,740

$6,539

(4)	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.